Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
REALITY SHARES DIVCON LEADERS DIVIDEND ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Reality Shares DIVCON Leaders Dividend ETF
Supplement [Text Block]	ck0001573496_SupplementTextBlock

REALITY SHARES ETF TRUST

(the “Trust”)

Reality Shares DIVS ETF

Reality Shares DIVCON Leaders Dividend ETF

Reality Shares DIVCON Dividend Defender ETF

Reality Shares DIVCON Dividend Guard ETF

Reality Shares NASDAQ-100 DIVS Index ETF

Reality Shares DIVS Index ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 7, 2017 to the Funds' currently effective Summary Prospectuses and Statutory Prospectus (each, a “Prospectus” and collectively, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective immediately, the current descriptions of the principal risks under the heading “Principal Risks” in each Fund's “Fund Summary” section in each Prospectus are revised to include “Authorized Participant Concentration Risk” as an additional principal risk of the Funds. In addition, “ETF Trading Risk” is added as a principal risk for the Reality Shares DIVS ETF, Reality Shares NASDAQ-100 DIVS Index ETF and Reality Shares DIVS Index ETF and the current description of “ETF Trading Risk” for the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF is deleted in its entirety and replaced. A description of each such new or revised principal risk is set forth below.

Authorized Participant Concentration Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

ETF Trading Risk - Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund's shares. While the Fund expects that Authorized Participants' ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

Supplement Closing [Text Block]	ck0001573496_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE